Property and Equipment, Net (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1,788	$ 1,585	$ 331
Wrote-off of depreciated assets	$ 105	$ 76